Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 747,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	103,229.75
Total Offset Amount	0.00
Net Fee	103,229.75
Narrative - Max Aggregate Offering Price	$ 747,500,000.00
Final Prospectus	true